FINANCIAL AND CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of carrying amounts of each of the categories of financial instruments of the Group

Financial assets	December 31, 2018
	Financial assets at fair value			Equity
	through profit or			investments
	loss			designated at
	Designated as			fair value
	such upon		Financial	through other
	initial	Held for	assets at	comprehensive
	recognition	trading	amortized cost	income	Total
Current

Trade and notes receivables	—	—	8,104,017	—	8,104,017
Financial assets at fair value through profit or loss	—	16,141	—	—	16,141
Restricted cash and time deposits	—	—	2,165, 288		2,165, 288
Cash and cash equivalents	—	—	19,130,835	—	19,130,835
Financial assets included in other current assets	—	—	4,875,530	—	4,875,530

Subtotal	—	16,141	34,275,670	—	34,291,811

Non-current

Equity investments designated at fair value through other comprehensive income	—	—	—	1,729,825	1,729,825
Other non-current assets	—	—	204,718	—	204,718

Subtotal	—	—	204,718	1,729,825	1,934,543

Total	—	16,141	34,480,388	1,729,825	36,226,354

Financial liabilities	December 31, 2018
	Financial
	liabilities at fair
	value through
	profit or loss
	Designated as
	such upon		Financial
	initial	Held for	liabilities at
	recognition	trading	amortized cost	Total
Current

Financial liabilities at fair value through profit or loss	—	1,766	—	1,766
Interest-bearing loans and borrowings	—	—	47,565,490	47,565,490
Financial liabilities included in other payables and accrued liabilities (Note 22)	—	—	9,286,462	9,286,462
Trade and notes payables	—	—	14,009,264	14,009,264

Subtotal	—	1,766	70,861,216	70,862,982

Non-current

Financial liabilities included in other non-current liabilities (Note 21)	—	—	841,059	841,059
Interest-bearing loans and borrowings	—	—	54,207,386	54,207,386

Subtotal	—	—	55,048,445	55,048,445

Total	—	1,766	125,909,661	125,911,427

Financial assets	December 31, 2019
	Financial assets at fair			Equity	Debt
	value through profit or			investments	instruments
	loss			designated at	at fair value
	Designated as			fair value	through
	such upon		Financial	through other	other
	initial	Held for	assets at	comprehensive	comprehensive
	recognition	trading	amortized cost	income	income	Total
Current

Trade receivables	—	—	4,559,112	—	—	4,559,112
Notes receivable	—	—	—	—	2,834,011	2,834,011
Financial assets at fair value through profit or loss*	—	3,503,175	—	—	—	3,503,175
Restricted cash and time deposits	—	—	1,305,781	—	—	1,305,781
Cash and cash equivalents	—	—	7,759,190	—	—	7,759,190
Financial assets included in other current assets	—	—	5,723,924	—	—	5,723,924

Subtotal	—	3,503,175	19,348,007	—	2,834,011	25,685,193

Non-current

Equity investments designated at fair value through other comprehensive income	—	—	—	2,239,251	—	2,239,251
Other non-current assets	—	—	128,673	—	—	128,673

Subtotal	—	—	128,673	2,239,251	—	2,367,924

Total	—	3,503,175	19,476,680	2,239,251	2,834,011	28,053,117

*        Financial assets measured at fair value through profit or loss are mainly wealth management products, denominated in RMB, with expected rates of return depending on the interest rates and yield curves observable at commonly quoted intervals. The fair value approximates to the carrying amount of the financial assets measured at fair value through profit or loss.

Financial liabilities	December 31, 2019
	Financial liabilities at fair
	value through profit or
	loss
	Designated as
	such upon		Financial
	initial	Held for	liabilities at
	recognition	trading	amortized cost	Total
Current

Financial liabilities at fair value through profit or loss	—	805	—	805
Interest-bearing loans and borrowings	—	—	42,286,604	42,286,604
Financial liabilities included in other payables and accrued liabilities (Note 22)	—	—	10,782,998	10,782,998
Trade and notes payables	—	—	12,584,755	12,584,755

Subtotal	—	805	65,654,357	65,655,162

Non-current

Financial liabilities included in other non-current liabilities (Note 21)	—	—	1,153,487	1,153,487
Interest-bearing loans and borrowings	—	—	59,243,563	59,243,563

Subtotal	—	—	60,397,050	60,397,050

Total	—	805	126,051,407	126,052,212

Schedule of increase (decrease) due to commodity price risk impact on profit

Year ended December 31, 2018	Stage 1	Stage 2	Stage 3	Simplified	Total

Trade receivables*	—	—	—	5,209,535	5,209,535
Financial assets in other current assets	1,098,455	3,655,638	121,432	—	4,875,525
Restricted cash	2,165,288	—	—	—	2,165,288
Notes receivable	2,894,482	—	—	—	2,894,482
Cash and cash equivalents	19,130,835	—	—	—	19,130,835
Financial assets in other non-current assets	204,718	—	—	—	204,718
Financial guarantees -not yet past due	12,450	—	—	—	12,450

Total	25,506,228	3,655,638	121,432	5,209,535	34,492,833

Year ended December 31, 2019	Stage 1	Stage 2	Stage 3	Simplified	Total
Trade receivables*	—	—	—	4,559,112	4,559,112
Financial assets in other current assets	1,632,766	3,970,620	120,538	—	5,723,924
Restricted cash	1,305,781	—	—	—	1,305,781
Notes receivable	2,834,011	—	—	—	2,834,011
Cash and cash equivalents	7,759,190	—	—	—	7,759,190
Financial assets in other non-current assets	128,673	—	—	—	128,673
Financial guarantees-not yet past due	5,772	—	—	—	5,772
Total	13,666,193	3,970,620	120,538	4,559,112	22,316,463

Schedule of carrying amounts and fair values of the Group's financial instruments

	Carrying amounts		Fair values
	December 31,	December 31,	December 31,	December 31,
	2018	2019	2018	2019
Financial assets
Other non-current assets (Note 11)	204,718	128,673	182,132	111,935

	204,718	128,673	182,132	111,935

	Carrying amounts		Fair values
	December 31,	December 31,	December 31,	December 31,
	2018	2019	2018	2019
Financial liabilities
Financial liabilities included in other non-current liabilities (Note 21)	841,059	1,153,487	816,529	1,146,893
Long-term interest-bearing loans and borrowings, excluding lease liability (Note 18)	54,207,386	52,232,955	53,207,052	50,952,676

	55,048,445	53,386,442	54,023,581	52,099,569

Schedule of fair value measurement hierarchy

Assets measured at fair value

As at December 31, 2018	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets at fair value through profit or loss:
Futures contracts	16,141	—	—	16,141
Equity investments designated at fair value through other comprehensive income:
Listed equity investments	6,441	—	—	6,441
Other unlisted investment	—	—	1,723,384	1,723,384

	22,582	—	1,723,384	1,745,966

As at December 31, 2019	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial assets at fair value through profit or loss:
Futures contracts	3,175	—	—	3,175
Financial product	—	3,500,000	—	3,500,000
Debt instruments at fair value through other comprehensive income - notes receivable	—	2,834,011	—	2,834,011
Equity investments designated at fair value through other comprehensive income:
Listed equity investments	8,853	—	—	8,853
Other unlisted investment	—	—	2,230,398	2,230,398

	12,028	6,334,011	2,230,398	8,576,437

Liabilities measured at fair value

As at December 31, 2018	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at fair value through profit or loss:
Futures contracts	1,766	—	—	1,766

	1,766	—	—	1,766

As at December 31, 2019	Fair value measurement using
		Significant	Significant
	Quoted prices in	observable	unobservable
	active markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at fair value through profit or loss:
Futures contracts	805	—	—	805
	805	—	—	805

Assets for which fair values are disclosed

As at December 31, 2018	Fair value measurement using
Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Loans and receivables:
Financial assets included in other non-current assets	—	182,132	—	182,132

As at December 31, 2019	Fair value measurement using
Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Loans and receivables:
Financial assets included in other non-current assets	—	111,935	—	111,935

Liabilities for which fair values are disclosed

As at December 31, 2018	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at amortized cost:
Financial liabilities included in other non-current liabilities	—	816,529	—	816,529
Long-term interest-bearing loans and borrowings	—	53,207,052	—	53,207,052

	—	54,023,581	—	54,023,581

As at December 31, 2019	Fair value measurement using
	Quoted
	prices in	Significant	Significant
	active	observable	unobservable
	markets	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total
Financial liabilities at amortized cost:
Financial liabilities included in other non-current liabilities	—	1,146,893	—	1,146,893
Long-term interest-bearing loans and borrowings	—	50,952,676	—	50,952,676

	—	52,099,569	—	52,099,569

Summary of significant unobservable inputs to the valuation of financial instruments

		Significant
	Valuation Technique	unobservable input	Range
Equity investments in Size Industry Investment Fund

December 31, 2019	Net Assets Method	Net Assets	5,000,000
December 31, 2018	Net Assets Method	Net Assets	5,000,000
Chinalco Innovative
December 31, 2019	Net Assets Method	Net Assets	350,911

Schedule of the gearing ratio

	December 31,	December 31,
	2018	2019
Total liabilities (excluding deferred tax liabilities, income tax payable and deferred government grants)	131,054,499	130,170,395
Less: Restricted cash, time deposits and cash and cash equivalents	(21,296,123)	(9,064,971)

Net debt	109,758,376	121,105,424

Total equity	67,669,619	70,725,060
Add: net debt	109,758,376	121,105,424
Less: non-controlling interests	(15,254,312)	(16,065,427)

Total capital attributable to owners of the parent	162,173,683	175,765,057

Gearing ratio	68%	69%

Commodity price risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of if the futures prices had increased/decreased
	2018	2019
Primary aluminum	Decrease/increase RMB14 million	Decrease/increase RMB40 million
Copper	Increase/decrease RMB0.9 million	Increase/decrease RMB0.9 million
Zinc	Decrease/increase RMB1.0 million	Decrease/increase RMB5.1 million
Coal	Decrease/increase RMB2.7 million	Decrease/increase RMB0.2 million

Liquidity risk
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of maturity profile of Group's financial liabilities

	Within 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
As at December 31, 2018
Finance lease payables, including current portion	2,518,653	1,161,490	707,716	13,238	4,401,097
Long-term bank and other loans, including current portion	3,384,400	7,377,956	16,593,587	18,784,797	46,140,740
Medium-term notes and bonds, including current portion	400,000	—	9,785,840	—	10,185,840
Short-term bonds	500,000	—	—	—	500,000
Gold leasing arrangement	1,607,905	—	—	—	1,607,905
Short-term bank and other loans	39,348,100	—	—	—	39,348,100
Interest payables for borrowings	4,848,968	2,602,751	4,197,364	898,786	12,547,869
Financial liabilities at fair value through profit or loss	1,766	—	—	—	1,766
Financial liabilities included in other payables and accrued liabilities, excluding accrued interest	8,890,176	—	—	—	8,890,176
Financial liabilities included in other non-current liabilities (Note)	—	108,896	333,354	420,258	862,508
Trade and notes payables	14,009,264	—	—	—	14,009,264

	75,509,232	11,251,093	31,617,861	20,117,079	138,495,265

	Within 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
As at December 31, 2019
Lease liabilities, including current portion	1,729,933	1,106,701	1,333,762	10,377,143	14,547,539
Long-term bank and other loans, including current portion	3,339,687	7,525,775	9,159,028	18,811,397	38,835,887
Medium-term notes and bonds, including current portion	—	7,285,840	9,500,000	—	16,785,840
Short-term bonds	9,300,000	—	—	—	9,300,000
Gold leasing arrangement	6,921,860	—	—	—	6,921,860
Short-term bank and other loans	21,238,166	—	—	—	21,238,166
Interest payables for loans and borrowings	4,955,925	2,289,092	4,220,111	978,041	12,443,169
Financial liabilities at fair value through profit or loss	805	—	—	—	805
Financial liabilities included in other payables and accrued liabilities, excluding accrued interest	10,288,657	—	—	—	10,288,657
Financial liabilities included in other non-current liabilities (Note)	—	176,232	182,006	857,647	1,215,885
Trade and notes payables	12,584,755	—	—	—	12,584,755

	70,359,788	18,383,640	24,394,907	31,024,228	144,162,563

Note: As disclosed in Note 21, as at December 31, 2019, the carrying value of financial liabilities included in other non-current liabilities was RMB1,153 million (December 31, 2018: RMB841 million).